Related Party Transactions (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Related Party Transactions (Details) [Line Items]
Due to related parties			$ 0		$ 40,672,768
Accounts payable related party	$ 56,044,267		56,044,267		41,982,373	$ 33,370,618
Purchases from related party	$ 16,961,308	$ 16,485,000	$ 67,762,917	$ 61,318,089	$ 74,787,679	52,998,928
Issuance shares of common stock (in Shares)					50,000,000
Mr. Liu [Member]
Related Party Transactions (Details) [Line Items]
Percentage of related parties outstanding shares			66.50%		66.50%
Ms. Zhu [Member]
Related Party Transactions (Details) [Line Items]
Percentage of related parties outstanding shares			5.00%		5.00%
Eigate [Member]
Related Party Transactions (Details) [Line Items]
Due to related parties					$ 41,172,013	$ 40,672,768